Fair Value Measurements (Carrying Value Of Our Assets Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 785,032	$ 1,385,328
Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	8,444	4,161
US Government-sponsored Enterprises Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	3,004	3,035
Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	670
Federal Home Loan Mortgage Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	363,088	667,517
Federal National Mortgage Association
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	409,559	706,128
Government National Mortgage Association
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	267	4,487
Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	772,914	1,378,132
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	785,032	1,385,328
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	784,362	1,385,328
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	670	0
Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	8,444	4,161
Fair Value, Measurements, Recurring | Equity Securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Equity Securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	8,444	4,161
Fair Value, Measurements, Recurring | Equity Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | US Government-sponsored Enterprises Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	3,004	3,035
Fair Value, Measurements, Recurring | US Government-sponsored Enterprises Debt Securities [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | US Government-sponsored Enterprises Debt Securities [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	3,004	3,035
Fair Value, Measurements, Recurring | US Government-sponsored Enterprises Debt Securities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	670
Fair Value, Measurements, Recurring | Corporate and other debt securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0
Fair Value, Measurements, Recurring | Corporate and other debt securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0
Fair Value, Measurements, Recurring | Corporate and other debt securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	670
Fair Value, Measurements, Recurring | Federal Home Loan Mortgage Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	363,088	667,517
Fair Value, Measurements, Recurring | Federal Home Loan Mortgage Corporation | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Federal Home Loan Mortgage Corporation | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	363,088	667,517
Fair Value, Measurements, Recurring | Federal Home Loan Mortgage Corporation | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Federal National Mortgage Association
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	409,559	706,128
Fair Value, Measurements, Recurring | Federal National Mortgage Association | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Federal National Mortgage Association | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	409,559	706,128
Fair Value, Measurements, Recurring | Federal National Mortgage Association | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Government National Mortgage Association
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	267	4,487
Fair Value, Measurements, Recurring | Government National Mortgage Association | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Government National Mortgage Association | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	267	4,487
Fair Value, Measurements, Recurring | Government National Mortgage Association | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	772,914	1,378,132
Fair Value, Measurements, Recurring | Mortgage-backed securities: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	772,914	1,378,132
Fair Value, Measurements, Recurring | Mortgage-backed securities: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 0	$ 0